SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

        The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

Principles of consolidation

        The Group's consolidated financial statements included the financial statements of Bona Film Group Limited, its subsidiaries, VIEs and VIEs' subsidiaries. All intercompany transactions and balances were eliminated in consolidation.

Use of estimate

        The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group's consolidated financial statements include allowance for doubtful accounts, impairment of property and equipment and intangible assets, impairment of goodwill, impairment of distribution rights and production costs, valuation allowance for deferred tax assets, film participation financing liabilities, film participation expenses, amortization of distribution rights and production costs, share-based compensation expenses, and purchase price allocation for business acquisition.

Allowance for doubtful accounts

        An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted.

Lease accounting

        The Group evaluates each lease for classification as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if substantially all of the benefits and risks of ownership have been transferred to the lessee at its inception. The Group performs this evaluation at the inception of the lease and when a modification is made to a lease. If the lease agreement provides rent holidays or calls for a scheduled rent increase during the lease term, the Group recognizes the lease expense on a straight-line basis over the lease term. The difference between rent expense and rent paid is recorded as deferred rent in accrued expenses and other current liabilities accounts. The Group determines the straight-line rent expense impact of an operating lease upon inception of the lease. In leases containing both scheduled rent increases and contingent rents on the box office sales, only the fixed component of the lease payments are recognized on a straight-line basis over the lease term. Contingent rents are expensed or accrued in the period when the box office sales are recognized.

Cash and cash equivalents

        Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Restricted cash

        Restricted cash is related to the box office receipts from certain films deposited in specific accounts required by the banks as guarantees for short-term loans with the banks.

Distribution rights

        Distribution rights include the unamortized costs of films for which the Group has acquired distribution rights, including completed films and films in production. In certain cases, the Group also shares the net profit of the film with the producers but does not receive any proportionate interest in the copyright of the film.

        Costs of acquiring film distribution rights are amortized using the individual-film-forecast-computation method, whereby these costs are amortized in the same ratio that current year's revenues bear to management's current estimate of remaining unrecognized ultimate revenues as of the beginning of the current fiscal year from the exhibition or sub-licensing of the films.

        Film ultimate revenues include estimates of revenues from all markets and territories, including revenues associated with theatrical release of the film, revenues associated with home video sales, licensing sales to broadcast or cable networks. Film ultimate revenues forecasts include estimates over a period not to exceed ten years following the date of the film's initial release. Estimated ultimate revenues are reviewed and revised if necessary at least annually.

Production costs

        Production costs include expenditure for the production and acquired proportional copyright of films by the Group. Production costs include costs of productions of films which have been completed and costs of productions which are still in production. The production costs are stated at the lower of cost less accumulated amortization, or fair value. For films completed and in release, the related capitalized costs are amortized using the individual-film-forecast-computation method, whereby these costs are amortized in the same ratio that current year's revenues bear to management's current estimate of remaining unrecognized ultimate revenues as of the beginning of the current fiscal year from the exhibition or licensing of the films.

        Most of the Group's bank borrowings and other borrowings are dedicated to fund the production of its films. Capitalization of interest costs commences when a film is set for production and ends when a film is substantially complete and ready for distribution. The interest expenses eligible for capitalization include interest expenses on bank borrowings and other borrowings.

        The Group enters into arrangements with third parties to jointly finance the production of some of its films and the Group distributes the films. The Group and the investors co-own the copyright and share the profit or loss of the films. This form of the arrangement is the sale of an economic interest in a film to an investor. The Group records the amount received from the investor as a reduction of its capitalized film costs, as the investor assumes full risk for that portion of the film asset acquired in these transactions.

Impairment of distribution rights and production costs

        The Group reviews the distribution rights and production costs for impairment at least annually or whenever events or changes in circumstances indicate that the carrying amount of the distribution rights and production costs may be impaired. The valuation of distribution rights and production costs is reviewed on a title-by-title basis. The excess of the carrying value above the fair value is written off and the amount is classified as costs of revenues in the consolidated statements of operations. The Group bases these fair value measurements on unobservable inputs derived from the Group's assumptions about how market participants would price the asset. Due to the nature of these assets, market data for similar assets is not available. Key assumptions used in such fair value measurements include: (1) the discount rate applied to future cash flow streams, which is based on a risk-free rate plus a risk premium representing the risk associated with the type of property being exploited; and (2) the number of years over which the Group estimates future net cash flows. The Group considers the sensitivity of these inputs in assessing its assumptions. Additionally, on occasion, the Group may change the creative direction of, or abandon, one or more of the Group's films after being placed into production. As a result, amounts previously capitalized as production costs may be expensed. The Group will not subsequently restore any amounts written off in previous fiscal years.

Property and equipment, net

        Property and equipment, net, are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Film projection equipment	15 years
Furniture and office equipment	5 years
Transportation equipment	5 years
Leasehold improvements	lesser of original lease term or estimated useful life

Acquired intangible assets with definite lives

        Acquired identifiable intangible assets with definite lives are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed based on the straight-line method over the following estimated weighted average useful lives, which are as follows:

Membership	1.8 years
Favorable lease	1 - 4.5 years

Acquired intangible assets with indefinite lives

        If an acquired intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. An intangible asset that is not subject to amortization is evaluated annually or more frequently if events and circumstances indicate that it might be impaired. Such impairment test consists of comparing the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using discounted cash flow method. Significant assumptions are inherent in this process, including estimates of discount rates. Intangible assets with indefinite lives represent movie theater licenses of 10 movie theaters acquired through business acquisition.

Impairment of long-lived assets and intangible assets with definite lives other than distribution rights and production costs

        Long-lived assets, such as property and equipment and definite-lived intangible assets, other than distribution rights and production costs, are stated at cost less accumulated depreciation or amortization. The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives, other than distribution rights and production costs, whenever events or changes in circumstances indicate that a long-lived asset's carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows expected to result from the use and eventual disposition of the asset. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Cost method investments

        For investment in an investee over which the Group does not have a significant influence, the Group carries the investment at cost and recognizes as income for dividends received that are distributed from net accumulated earnings of the investee since the date of acquisition by the investor.

        The Group reviews the cost method investment for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may be impaired. An impairment loss is recognized when the decrease in fair value of the investment is other than temporary, for the amount equal to the difference between the investment's carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Equity method investments

        A company that is not consolidated, but over which the Group exercises significant influence, is accounted for under the equity method of accounting. Whether or not the Group exercises significant influence with respect to an affiliate depends on an evaluation of several factors including, among others, representation on the affiliated company's board of directors, impact of commercial arrangements, and ownership level, which is generally a 20% to 50% interest in the voting securities of the affiliated company. Under the equity method of accounting, the affiliated company's accounts are not reflected within the Group's consolidated balance sheets and statements of operations; however, the Group's share of the earnings or losses of the affiliated company is reflected in the caption "Equity in earnings of equity method investments" in the consolidated statements of operations. "Equity in earnings of equity method investments" has been reclassified from non-operating income to operating income from year 2014 because the equity method investees' operations are integral to the business of the Group (See Note 9).

        When the Group's carrying value in an equity method affiliated company is reduced to zero, no further losses are recorded in the Group's consolidated financial statements unless the Group guaranteed obligations of the affiliated company or has committed additional funding. When the affiliated company subsequently reports income, the Group will not record its share of such income until it exceeds the amount of its share of losses not previously recognized.

        An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Goodwill

        The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized but is evaluated annually or more frequently if events and circumstances indicate that they might be impaired.

        Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.

        Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. Estimating fair value is performed by utilizing various valuation techniques, with a primary technique being a discounted cash flow which requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long term rate of growth for the Company's business, estimation of the useful life over which cash flows will occur, and determination of the Company's weighted average cost of capital.

        Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. The Group has four reporting units and has determined to perform the annual impairment test on December 31 of each year. The Group did not incur any impairment loss on goodwill for the years ended December 31, 2012, 2013 or 2014.

Film production financing

        To fund production of its films, the Group obtains financing through bank borrowings and a variety of arrangements with other investors which are described below.

Other borrowings

        If the Group guarantees the third party providers of financing a fixed rate of return on the principal over a fixed term of period, the cash received from these investors is classified on the balance sheet as other borrowings. The Group accrues interest expenses on other borrowings using the fixed rate of return.

Film participation financing liabilities

        For other financing, where the Group gives the third party providers of financing a fixed percentage of the film's worldwide net income, or a fixed percentage of the film's worldwide net income with guarantee of minimum rate of return on the principal, the cash received from these investors is accounted for as film participation financing liabilities, as the Group retains copyrights of the films and the arrangements do not involve sale of a proportionate undivided interest in the copyright to the third party participants.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income, the Group records the participant's share of net income in film participation expenses based on an effective interest rate method on an individual-film-forecast-computation basis. The Group starts to accrue for participation expenses from the initial exhibition of the film. The effective interest rate is calculated based on the initial investments by the third party participants and a series of future cash outflows to the participants estimated by the Group using the same estimates of revenues determined in using the individual-film-forecast-computation method as discussed above under amortization of its own production costs. The rate is then applied to the outstanding film participation financing liabilities balance specific to the film to determine the current period's film participation expenses related to that film.

        If the ultimate redemption amount is estimated to be lower than the amount recorded by the Group because a film underperforms or for other reasons, a negative effective interest rate is calculated and applied to the outstanding film participation financing liabilities balance to determine the current period's reduction of film participation expenses.

        Under those arrangements where the participant is entitled to a share of the respective film worldwide net income with guarantee of a minimum rate of return on the principal, if at any point of time, the management determines that the accrued film participation financing liability is not sufficient to cover the guaranteed minimum rate, an additional liability will be accrued based on the guaranteed minimum rate of return.

        Film participation financing liabilities that are expected to be paid in one year after the period end are classified as current liabilities. The remaining film participation financing liabilities are classified as non-current liabilities.

Revenues recognition

        The Group recognizes film-related revenues from the arrangements described as follows:

Film distribution revenues

        The Group acquires film distribution rights as the principal or a participating distributor in mainland China and overseas from film producers.

        As the principal distributor, the Group recognizes distribution revenues when the films are exhibited in movie theaters. After the payments by the movie theaters of taxes and other governmental charges and deductions by movie theaters and theater circuits of their respective shares of the box office sales, the remaining amount (the "Distributable Amount") is remitted to the Group which the Group accounts for as its distribution revenues.

        The Group then shares the Distributable Amount with the film producer, other participating distributors or both pursuant to the terms of the distribution agreement under which the Group is typically entitled to a fixed percentage of the Distributable Amount as its fees (the "Distribution Fees"). The Distributable Amount, after further deductions of the Distribution Fees and print and marketing expenses, except in rare cases which are not reimbursable by the producer, is paid or payable to the producer and is accounted for as a cost of distribution revenues.

        The Group also generates revenues from advertising services such as "in-film" advertising, pre-screening advertising, selling poster space and promotions of films. Revenues from advertising services are recognized as advertisement is shown or upon services provided. Cost of advertising services primarily consists of the cost of acquiring advertising airtime.

        The Group also cooperates with other distributors to distribute films as a participating distributor but is not the primary obligor under the distribution arrangement and shares a fixed percentage of the distribution fees received by the principal distributor as the Group's commissions pursuant to its arrangement with the principal distributor. The Group records these commissions as its distribution revenues.

        For certain films the distribution rights of which are acquired by the Group, the Group sub-licenses such rights to international third party distributors and domestic and international non-theatrical channels including television and Internet companies for a particular term. Revenues from such sub-licensing arrangements are recognized when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Copyright and participation revenues

        When the Group is not the principal distributor, but participates in the financing of film production in which the Group may also acquire all, a portion or none of the legal copyright in relation to the film, and bears a portion of the costs of financing, production, prints, promotion and advertising pursuant to the terms of the agreement for the production of the film, it generates revenues from such film production participation as follows:

(a)

Where the Group is entitled to receive a certain percentage of the net profit of the film, it periodically receives a report from the film producer about the net profit or loss of the film. The Group records its share of the net profit of the film into revenues according to the report.

(b)

In the case of licensing the Group's copyrights to international third party distributors and to other domestic and international non-theatrical channels, including television and Internet companies, for a particular term, the Group recognizes copyright revenues when the following criteria are met: (i) an arrangement has been signed with a customer, (ii) the customer's right to use or otherwise exploit the intellectual property has commenced and there is no requirement for significant continued performance by the Group, (iii) licensing fees are either fixed or determinable and (iv) collectability of the fee is reasonably assured.

Talent agency revenues

        The Group also acts as a talent agent for certain artists, where in certain cases the Group signs the service contract with a third party and in other cases, the Group and the artist together sign the service contract with a third party.

        Where the Group signs the service contract with a third party and is the primary obligor, the Group reports the gross amount of the service as revenues. Where the Group and the artist together sign the contract with a third party, the Group reports revenues at the total service amount net of the payment to the artist. For arrangements where the Group records the gross amount as its revenues, cost of talent agency service primarily consists of compensation paid to artists.

Movie theater revenues

        Revenues are recognized when admissions and concession sales are received at the box offices. Other revenues primarily consist of screen advertising. Screen advertising revenues are recognized over the period that the related advertising is delivered on-screen or in-theatre. The Group records proceeds from the sale of prepaid membership cards and other prepaid certificates in deferred revenues and recognizes admissions revenues and concession revenues when the card or certificate is consumed. The Group recognizes unredeemed prepaid certificates as revenues upon expiration of the membership cards or certificates.

Government subsidies

        Government subsidies represent government subsidies received from the local government authorities for encouraging the Group's production of films and for subsidizing the equipment purchases of the movie theaters. Government subsidies to incentivize for the Group's production of films are recognized upon receipt as government subsidies in the consolidated statements of operations because the subsidies are not intended to compensate for specific expenditure and not subject to future return. Government subsidies for equipment purchases of movie theaters are initially recorded as a liability when they are received and then recognized as a deduction of depreciation and amortization expenses of the assets on a straight-line basis over the useful lives of the assets.

Advertising and marketing expenses

        The costs of printing, advertising and marketing related to the exploitation of feature films are expensed as incurred by the Group. The Group incurred advertising expenses of $4,735, $3,152 and $5,583 for the years ended December 31, 2012, 2013 and 2014, respectively.

Business tax and film industry development fund levy

        From 2011 to July 2013, Baichuan and Zhejiang Bona's share of movie theaters' box office revenues in the PRC were exempted from business tax according to Cai Shui (2009) No. 31 issued by the Ministry of Finance for supporting the development of cultural enterprises. From July 2012 to July 2013, Bona Tianjin's share of movie theaters' box office revenues in the PRC was exempted from business tax according to Cai Shui (2009) No. 31. Until August 2013, the Group's other PRC subsidiaries, VIEs and VIEs' subsidiaries were subject to business taxes at the rates of 3%-5% on certain types of services and the related revenues are presented net of business taxes incurred. Business taxes deducted in arriving at net revenues for the years ended December 31, 2012, 2013 and 2014 totaled $3,552, $1,793 and $1,035, respectively.

        In addition, movie theater revenues are subject to mandatory contribution to the film industry development fund levied at the rate of 5% on box office receipts and the related revenues are presented net of mandatory contribution to film industry fund incurred. Film industry development fund deducted in arriving at net revenues during 2012, 2013 and 2014 totaled $1,996, $2,870 and $3,763, respectively.

Value added tax

        Cai Shui (2013) No. 37, announced that the Value added tax ("VAT") reform pilot program for the modern services sector, including cultural and innovation services, would be implemented nationwide from August 1, 2013 and the VAT rate ranges from 3% to 17% on certain types of services which were previously subject to business tax.

        From August 1, 2013, Baichuan, Zhejiang Bona and Bona Tianjin were exempt from VAT for their film distribution and film investment and production operations pursuant to the Cai Shui (2013) No. 37 and Cai Shui (2014) No. 85. The Group's other PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to VAT at the rate of 3% or 6% on certain types of services which were previously subject to business tax. Entities that are VAT general tax payers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. However, entities of the Group that are VAT small scale tax payers cannot offset their input VAT against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expenses and other current liabilities on the consolidated balance sheets.

Income taxes

        Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry-forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related assets or liabilities in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

        The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2012, 2013 or 2014, respectively.

Comprehensive income

        Comprehensive income includes net income (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income.

Foreign currency translation

        The functional currency of the Company is the United States dollar ("U.S. dollars"). The financial records of the Company's subsidiaries and VIEs located in the PRC and Hong Kong are maintained in their local currencies, the Renminbi ("RMB"), and Hong Kong Dollar ("HK$"), respectively, which are also the functional currencies of these entities.

        Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

        The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the U.S. dollar, the Company's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Foreign currency risk

        RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents and restricted cash of the Group included aggregate amounts of $57,814 and $150,100, which were denominated in RMB, at December 31, 2013 and 2014, respectively, representing 91% and 98% of the cash and cash equivalents and restricted cash at December 31, 2013 and 2014, respectively.

Share-based payments

        Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation expenses net of an estimated forfeiture rate using the straight-line method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expenses to be recognized in future periods.

        Share-based payments issued to non-employees, such as advisors, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group places its cash and cash equivalents with financial institutions located in the PRC and Hong Kong.

        The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers. Information relating to the Group's major customers is summarized in Note 23.

Net income (loss) per share

        Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.

        Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

        The Group has share options, which could potentially dilute basic earnings per share. To calculate the number of shares for diluted income per share the effect of the stock options is computed using the treasury stock method.

Fair value

        Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

        Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
•

Level 2 inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3 inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Fair value of financial instruments

        Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, cost method investments, equity method investments, distribution rights, production costs, accounts payable, amounts due from/to related parties, bank borrowings, other borrowings and film participation financing liabilities.

        The carrying values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and amounts due from/to related parties approximate their fair values due to short-term maturities. The fair value of bank borrowings, other borrowings and film participation financing liabilities approximates their carrying value as their interest rates are comparable to market rates. The Group measures distribution rights and production costs at fair value on a nonrecurring basis when it writes down the carrying amounts to fair value as a result of impairment assessments that are performed at least annually. Fair values of cost method investments and equity method investments are not readily available.

Business combinations

        Business combinations are recorded using the acquisition method of accounting.

        The assets acquired, the liabilities assumed, and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired.

        Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Recent accounting pronouncements not yet adopted

        In June 2014, the Financial Accounting Standards Board ("FASB") issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

        The amendments in this Accounting Standard Updates ("ASU") are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

        Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

        In May 2014, the FASB issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenues recognition requirements in Topic 605, Revenues Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenues Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenues) in this ASU.

        The core principle of the guidance is that an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

        Step 1: Identify the contract(s) with a customer.

        Step 2: Identify the performance obligations in the contract.

        Step 3: Determine the transaction price.

        Step 4: Allocate the transaction price to the performance obligations in the contract.

        Step 5: Recognize revenues when (or as) the entity satisfies a performance obligation.

        For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

        An entity should apply the amendments in this ASU using one of the following two methods:

1.Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenues.

2.Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

•An explanation of the reasons for significant changes.

        The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

        In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements. Further, an entity must provide certain disclosures if there is "substantial doubt about the entity's ability to continue as a going concern." The new standard is effective for fiscal years ending after December 15, 2016. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

        In February, 2015, the FASB issued an ASU, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which is intended to improve targeted areas of consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures (collateralized debt obligations, collateralized loan obligations, and mortgage-backed security transactions).

        The ASU focuses on the consolidation evaluation for reporting organizations (public and private companies and not-for-profit organizations) that are required to evaluate whether they should consolidate certain legal entities.

        In addition to reducing the number of consolidation models from four to two, the new standard simplifies the FASB Accounting Standards Codification™ (Codification) and improves current GAAP by:

•

Placing more emphasis on risk of loss when determining a controlling financial interest. A reporting organization may no longer have to consolidate a legal entity in certain circumstances based solely on its fee arrangement, when certain criteria are met.

•	Reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity (VIE).
•	Changing consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs.

        The ASU will be effective for periods beginning after December 15, 2015, for public companies. Early adoption is permitted, including adoption in an interim period. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

Recent accounting pronouncements adopted

        In March 2013, the FASB issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.

        For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment.

        Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

        The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. The Group adopted this pronouncement on January 1, 2014 which did not have a significant impact on its consolidated financial statements.

        In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB's objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current GAAP.

        The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

        This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Group adopted this pronouncement prospectively on January 1, 2014 which did not have a significant impact on its consolidated financial statements.